Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Entity Central Index Key	0000896435
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	Apr. 26, 2024
Invesco® V.I. Nasdaq 100 Buffer Fund - December
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED DECEMBER 31, 2024 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco® V.I. Nasdaq 100 Buffer Fund - December
(the “Fund")
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement carefully in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
As described in the Prospectuses, the Fund seeks, over a specified annual outcome period (an “Outcome Period”), to provide investors with returns that match those of the Nasdaq 100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund’s current Outcome Period will end on December 31, 2024, following which the Fund will reset and commence a new Outcome Period beginning January 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.
As previously disclosed to shareholders, the Board of Trustees has approved the termination, liquidation and dissolution of the Fund on or about April 30, 2025 (the "Liquidation Date"). To prepare for the closing and liquidation of the Fund, the Fund's portfolio managers expect to increase the amount of the Fund's assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests. As a result, the Fund could deviate from its stated investment strategies and policies and would no longer be managed to meet its investment objective. Accordingly, there is no guarantee that the Fund will achieve its Defined Outcomes prior to the Liquidation Date.
The Cap for the Fund for the new Outcome Period is shown in the table below, before and after taking into account the Fund’s fees and expenses:

New Outcome Period	New Outcome Period Cap
January 1, 2025 to December 31, 2025	Series I: 16.15% (before Fund fees and expenses) Series II: 16.15% (before Fund fees and expenses) Series I: 15.34% (after Fund fees and expenses) Series II: 15.05% (after Fund fees and expenses)
The Fund’s Cap is prior to taking into account any fees and expenses of the Fund, as described in the Fund’s prospectus.
The Prospectuses are amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding new Outcome Period and to the Cap to reflect the corresponding new Outcome Period Cap, as set forth in the table above.

Invesco® V.I. S&P 500 Buffer Fund - December
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED DECEMBER 31, 2024 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco® V.I. S&P 500 Buffer Fund - December
(the “Fund")
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement carefully in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
As described in the Prospectuses, the Fund seeks, over a specified annual outcome period (an “Outcome Period”), to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund’s current Outcome Period will end December 31, 2024, following which the Fund will reset and commence a new Outcome Period beginning January 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.
The Cap for the Fund for the new Outcome Period is shown in the table below, before and after taking into account the Fund’s fees and expenses:

New Outcome Period	New Outcome Period Cap
January 1, 2025 to December 31, 2025	Series I: 12.92% (before Fund fees and expenses) Series II: 12.92% (before Fund fees and expenses) Series I: 12.13% (after Fund fees and expenses) Series II: 11.85% (after Fund fees and expenses)
The Fund’s Cap is prior to taking into account any fees and expenses of the Fund, as described in the Fund’s prospectus.
The Prospectuses are amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding new Outcome Period and to the Cap to reflect the corresponding new Outcome Period Cap, as set forth in the table above.